Parent only financial information - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets
Cash	¥ 324,036	$ 44,393	¥ 571,760
Short-term investments	130,525	17,882	137,876
Prepayments and other assets	452,285	61,959	443,500
Amounts due from related parties	35,367	4,845	74,122
Total current assets	2,831,327	387,886	3,328,321
Non-current assets
Long-term investments	15,839	2,170	300,987
Total non-current assets	939,804	128,753	978,903
Total assets	3,771,131	516,639	4,307,224
Current liabilities
Convertible notes payable, current	470,610	64,473	0
Accrued expenses and other current liabilities	626,553	85,837	614,540
Amounts due to related parties	177,886	24,370	35,664
Current liabilities	5,125,222	702,151	4,252,228
Non-current liabilities
Convertible notes payable, non-current	0	0	455,701
Total non-current liabilities	390,804	53,539	886,624
Total liabilities	5,516,026	755,690	5,138,852
SHAREHOLDERS’ DEFICIT
Treasury shares, at cost	(7,435)	(1,019)	0
Additional paid-in capital	6,214,270	851,351	6,096,675
Accumulated deficit	(7,603,001)	(1,041,607)	(6,670,686)
Accumulated other comprehensive loss	(363,505)	(49,800)	(344,578)
Total deficit attributable to ordinary shareholders of ECARX Holdings Inc.	(1,759,660)	(241,074)	(918,579)
Liabilities and shareholders’ deficit	3,771,131	516,639	4,307,224
Class A Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary Shares	10	1	9
Class B Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary Shares	1	$ 0	1
Parent company
Current assets
Cash	4,105		12,947
Short-term investments	130,525		121,876
Prepayments and other assets	14,578		0
Amounts due from related parties	4,445,227		4,288,934
Total current assets	4,594,435		4,423,757
Non-current assets
Long-term investments	5,316		48,580
Total non-current assets	5,316		48,580
Total assets	4,599,751		4,472,337
Current liabilities
Convertible notes payable, current	470,610		0
Accrued expenses and other current liabilities	99,057		64,924
Amounts due to related parties	170,768		180,698
Share of losses in excess of investments in subsidiaries	5,618,976		4,689,593
Current liabilities	6,359,411		4,935,215
Non-current liabilities
Convertible notes payable, non-current	0		455,701
Total non-current liabilities	0		455,701
Total liabilities	6,359,411		5,390,916
SHAREHOLDERS’ DEFICIT
Treasury shares, at cost	(7,435)		0
Additional paid-in capital	6,214,270		6,096,675
Accumulated deficit	(7,603,001)		(6,670,686)
Accumulated other comprehensive loss	(363,505)		(344,578)
Total deficit attributable to ordinary shareholders of ECARX Holdings Inc.	(1,759,660)		(918,579)
Liabilities and shareholders’ deficit	4,599,751		4,472,337
Parent company | Class A Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary Shares	10		9
Parent company | Class B Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary Shares	¥ 1		¥ 1